Persimmon Long/Short Fund

Class A Shares: LSEAX

Class I Shares: LSEIX

a series of Northern Lights Fund Trust III

Supplement dated September 20, 2013
to the Prospectus and Statement of Additional Information dated December 17, 2012

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Open Field Capital, LLC (“OFC”), a sub-adviser to the Persimmon Long/Short Fund (the “Fund”), is no longer managing any portion of the assets of the Fund, and the Fund’s investment adviser, Persimmon Capital Management, LP, does not expect to allocate any of the Fund’s assets to OFC to manage in the future. References in the Fund’s Prospectus and Statement of Additional Information to OFC or its portfolio managers should be disregarded.

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This Supplement, dated September 20, 2013, and the Prospectus and Statement of Additional Information, each dated December 17, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-233-8300.